UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL            08/08/12
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  39
                                         ---------------
Form 13F Information Table Value Total:  192,867
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
                                    30-JUN-12


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICAL COM     COM               15351109  2833       28532 SH       Sole                    23932             4600
AMAZON COM INC                 COM               23135106 11030       48302 SH       Sole                    40137             8165
AMERICAN TOWER REIT            COM              03027X100  4224       60415 SH       Sole                    48070            12345
APPLE INC                      COM               37833100 15095       25847 SH       Sole                    21003             4844
ARM HOLDINGS PLC               COM               42068106  3543      148932 SH       Sole                   121402            27530
B E AEROSPACE INC              COM               73302101  6611      151412 SH       Sole                   123837            27575
BAIDU INC                      COM               56752108  3713       32295 SH       Sole                    26050             6245
CATERPILLAR INC DEL COM        COM              149123101  4078       48033 SH       Sole                    39398             8635
COACH INC                      COM              189754104  6676      114153 SH       Sole                    96862            17291
CUMMINS INC COM                COM              231021106  4620       47675 SH       Sole                    39840             7835
F5 NETWORKS INC                COM              315616102  4031       40486 SH       Sole                    33196             7290
GOOGLE INC CLASS A             COM              38259p508   276         475 SH       Sole                       65              410
INTUITIVE SURGICAL NEW         COM              46120e602  8813       15914 SH       Sole                    12656             3258
JOHNSON CONTROLS INC           COM              478366107  5821      210075 SH       Sole                       75           210000
LAS VEGAS SANDS CORP           COM              517834107  3122       71777 SH       Sole                    61657            10120
LINKEDIN CORP                  COM              53578A108  5481       51578 SH       Sole                    43452             8126
MASTERCARD INC                 COM              57636q104 11598       26965 SH       Sole                    22214             4751
MERCADOLIBRE INC COM           COM              58733R102  3199       42208 SH       Sole                    33644             8564
MICROSOFT CORP                 COM              594918104   401       13100 SH       Sole                     3100            10000
NATIONAL-OILWELL INC           COM              637071101  6230       96676 SH       Sole                    78516            18160
OPENTABLE INC                  COM              68372A104  1583       35163 SH       Sole                    30563             4600
POLYPORE INTERNATIONAL         COM              73179V103  1492       36951 SH       Sole                    31721             5230
PRECISION CASTPARTS CORP       COM              740189105  7261       44145 SH       Sole                    36600             7545
PRICE T ROWE GROUP INC         COM              74144T108   201        3200 SH       Sole                                      3200
PRICELINE.COM INC NEW          COM              741503403  8117       12215 SH       Sole                    10130             2085
PROCTER & GAMBLE CO COM        COM              742718109   245        4000 SH       Sole                                      4000
QUALCOMM INC                   COM              747525103  6726      120803 SH       Sole                   100493            20310
RED HAT, INC.                  COM              756577102  2880       50994 SH       Sole                    43114             7880
SALESFORCE COM INC             COM              79466L302  9446       68318 SH       Sole                    56838            11480
SCHLUMBERGER LTD               COM              806857108  4943       76148 SH       Sole                    61163            14985
STARBUCKS CORP                 COM              855244109  5907      110778 SH       Sole                    91943            18835
TRANSDIGM GROUP INC            COM              893641100  3983       29660 SH       Sole                    24410             5250
ULTA SALON COSMETICS           COM              90384S303  4340       46480 SH       Sole                    38915             7565
UNDER ARMOUR, INC.             COM              904311107  3688       39037 SH       Sole                    32925             6112
VERIFONE SYSTEMS INC           COM              92342Y109  2028       61273 SH       Sole                    52383             8890
VISA INC CL A                  COM              92826c839  6598       53366 SH       Sole                    40912            12454
VMWARE INC                     COM              928563402  4762       52306 SH       Sole                    43621             8685
WHOLE FOODS MARKET INC         COM              966837106  2855       29948 SH       Sole                    24418             5530
WYNN RESORTS                   COM              983134107  4417       42582 SH       Sole                    35687             6895